Assets held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Land	$ 1,493	$ 2,454
Mining rights	136	0
Total assets held for sale	$ 1,629	$ 2,454